Rule 497(e)
File Nos. 333-189114;
811-05817

GREAT-WEST SMART TRACK® II VARIABLE ANNUITY

Supplement dated November 1, 2013 to the Prospectus and

Statement of Additional Information dated September 13, 2013 for Variable Annuity-2 Series Account

of Great-West Life & Annuity Insurance Company

Effective immediately, the second paragraph under the heading “Great-West Life & Annuity Insurance Company” on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

“Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.”

* * * * *

Effective immediately, the first paragraph under the heading “GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY AND VARIABLE ANNUITY-2 SERIES ACCOUNT” on page B-3 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

“Great-West Life & Annuity Insurance Company (the “Company”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.”

This Supplement must be accompanied by, or read in conjunction, with the current Prospectus and Statement of Additional Information dated September 13, 2013.

Please retain this supplement for future reference.